Investment Securities - Gross Unrealized Losses and Fair Value of Investment Securities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	$ 26,339
Less Than 12 Months, Unrealized Losses	(324)
12 Months or Greater, Fair Value	48,677
12 Months or Greater, Unrealized Losses	(6,522)
Total, Fair Value	75,016
Total, Unrealized Losses	(6,846)
U.S. Treasury and agencies
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	9,236
Less Than 12 Months, Unrealized Losses	(28)
12 Months or Greater, Fair Value	16,978
12 Months or Greater, Unrealized Losses	(2,053)
Total, Fair Value	26,214
Total, Unrealized Losses	(2,081)
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	15,369
Less Than 12 Months, Unrealized Losses	(275)
12 Months or Greater, Fair Value	15,738
12 Months or Greater, Unrealized Losses	(2,015)
Total, Fair Value	31,107
Total, Unrealized Losses	(2,290)
Commercial mortgage-backed securities | Agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	0
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	7,351
12 Months or Greater, Unrealized Losses	(1,322)
Total, Fair Value	7,351
Total, Unrealized Losses	(1,322)
Commercial mortgage-backed securities | Non-agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	0
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	7
12 Months or Greater, Unrealized Losses	(1)
Total, Fair Value	7
Total, Unrealized Losses	(1)
Asset-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	35
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	1,164
12 Months or Greater, Unrealized Losses	(1)
Total, Fair Value	1,199
Total, Unrealized Losses	(1)
Obligations of state and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	1,697
Less Than 12 Months, Unrealized Losses	(21)
12 Months or Greater, Fair Value	7,435
12 Months or Greater, Unrealized Losses	(1,130)
Total, Fair Value	9,132
Total, Unrealized Losses	(1,151)
Other
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	2
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	4
12 Months or Greater, Unrealized Losses	0
Total, Fair Value	6
Total, Unrealized Losses	$ 0